Cover	Feb. 17, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 17, 2023
Entity File Number	001-40191
Entity Registrant Name	Stratim Cloud Acquisition Corp.
Entity Central Index Key	0001821812
Entity Tax Identification Number	85-2547650
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 West Liberty Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89501
City Area Code	775
Local Phone Number	318-3629
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	SCAQU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SCAQ
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SCAQW
Security Exchange Name	NASDAQ